Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 41,300	$ 35,888
Defined Benefit Plan, Benefit Obligation	93,101	69,625	63,998
Defined Benefit Plan, Funded Status of Plan, Total	(51,801)	(33,737)
Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,300	35,888
Defined Benefit Plan, Benefit Obligation	51,980	40,687
Defined Benefit Plan, Funded Status of Plan, Total	(10,680)	(4,799)
Non Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Benefit Obligation	41,121	28,938
Defined Benefit Plan, Funded Status of Plan, Total	$ (41,121)	$ (28,938)